Equity (Details) - Schedule of Warrants Outstanding	6 Months Ended
Jun. 30, 2023 $ / shares shares
Schedule of Warrants Outstanding [Abstract]
Number of warrants conversion to equivalent ADSs	217,664	[1]
Warrants C [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	July 2018	[2]
Number of warrants conversion to equivalent ADSs	176,045	[1],[2]
exercise price per warrant in USD | $ / shares	$ 52.5	[1],[2]
Expiration date	Jul. 18, 2023	[2]
Warrants C [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	July 2018	[3]
Number of warrants conversion to equivalent ADSs	28,377	[1],[3]
exercise price per warrant in USD | $ / shares	$ 52.5	[1],[3]
Expiration date	Jul. 18, 2023	[3]
HCW Warrants [Member]
Schedule of Warrants Outstanding [Abstract]
Date of grant	July 2018	[2]
Number of warrants conversion to equivalent ADSs	13,242	[1],[2]
exercise price per warrant in USD | $ / shares	$ 65.63	[1],[2]
Expiration date	Jul. 18, 2023	[2]

[1]	Adjusted to reflect the 1:15 ratio change of the Company’s American Depositary Receipt, or ADR, program. As a result, the number of ordinary shares of the Company represented by each American Depositary Share, or ADS, will be changed from one (1) ordinary share to fifteen (15) ordinary shares. The effective date for the ratio change was November 14, 2022
[2]	These warrants, under certain circumstances, can be exercised via cashless exercise mechanism as defined in the warrant agreement. Therefore, the warrants were classified as financial liabilities measured at fair value through profit or loss at each reporting period (see note 4).
[3]	Recorded in equity.